Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Dividends from joint ventures and associates		$ 175	$ 118	$ 95
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of year		6,383
Issuance of core structural borrowings	[1]	995	983	367
Redemption of core structural borrowings	[1]	(1,250)		(504)
Balance at end of year		6,127	6,383
Effect of exchange rate changes on cash and cash equivalents		(44)	70	203
Discontinued UK and Europe operations
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Effect of exchange rate changes on cash and cash equivalents				78
Core structural borrowings of shareholder-financed businesses
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Issuance of core structural borrowings		995
Redemption of core structural borrowings		(1,250)
Foreign exchange movement		(13)
Demerger of Jackson		(250)
Other movements		12
Balance at end of year		6,127
Core structural borrowings of shareholder-financed businesses | Continuing and discontinued operations
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of year		$ 6,633	5,594
Issuance of core structural borrowings			983
Foreign exchange movement			42
Other movements			14
Balance at end of year			$ 6,633	$ 5,594

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.